Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Current assets
Cash and cash equivalents	$ 1,662,982	$ 1,148,637
Restricted cash, current	110,892	0
Term deposits, current	855,784	1,140,066
Short-term investments	1,477,843	1,902,254
Accounts receivable, net of allowance of US$1,212 and US$1,599 as of May 31, 2022 and 2023, respectively	33,074	16,430
Inventory, net	52,689	27,925
Prepaid expenses and other current assets, net of allowance of US$456 and US$691 as of May 31, 2022 and 2023, respectively	211,240	215,402
Total current assets	4,413,887	4,473,959
Restricted cash, non-current	31,553	45,890
Term deposits, non-current	462,734	0
Property and equipment, net	359,760	402,690
Land use rights, net	3,321	3,627
Amounts due from related parties, non-current	1,735	3,365
Long-term deposits	26,492	33,409
Intangible assets, net	25,179	2,800
Goodwill, net	105,514	70,803
Long-term investments, net (including available-for-sale investment of US$173,003 and US$159,588 as of May 31, 2022 and 2023, respectively)	399,585	437,919
Deferred tax assets, non-current, net	55,933	20,038
Right-of-use assets	439,535	531,102
Other non-current assets	67,230	9,064
Total assets	6,392,458	6,034,666
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$21,862 and US$69,102 as of May 31, 2022 and 2023, respectively)	69,764	22,289
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$499,721 and US$553,883 as of May 31, 2022 and 2023, respectively)	569,437	510,264
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$63,187 and US$64,890 as of May 31, 2022 and 2023, respectively)	118,049	75,650
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$927,187 and US$1,308,276 as of May 31, 2022 and 2023, respectively)	1,337,630	933,062
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated variable interest entities without recourse to the Company of US$164,806 and US$149,127 as of May 31, 2022 and 2023, respectively)	155,752	168,623
Total current liabilities	2,250,978	1,710,114
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$19,048 and US$23,602 as of May 31, 2022 and 2023, respectively)	23,849	19,240
Unsecured senior notes (including unsecured senior notes of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2022 and May 31, 2023, respectively)	14,653	65,394
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$442,843 and US$285,667 as of May 31, 2022 and 2023, respectively)	288,190	446,394
Total liabilities	2,577,670	2,241,142
Commitments and contingencies (Note 20)
Equity
Common shares (US$0.001 par value; 3,000,000,000 shares authorized as of May 31, 2022 and 2023; 1,696,966,183 and 1,643,162,653 shares issued as of May 31, 2022 and 2023; 1,696,966,183 and 1,643,162,653 shares outstanding as of May 31, 2022 and 2023, respectively)	1,703	1,697
Treasury stock	(59)	0
Additional paid-in capital	1,939,585	2,061,613
Statutory reserves	464,662	447,820
Retained earnings	1,225,861	1,065,362
Accumulated other comprehensive income/(loss)	(27,404)	129,014
Total New Oriental Education & Technology Group Inc. shareholders' equity	3,604,348	3,705,506
Non-controlling interests	210,440	88,018
Total equity	3,814,788	3,793,524
Total liabilities and equity	6,392,458	6,034,666
Related Party [Member]
Current assets
Amounts due from related parties, current	9,383	23,245
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$226 and US$346 as of May 31, 2022 and 2023, respectively)	$ 346	$ 226